Table of Contents

  USAA Family of Funds                                            1
  Message from the President                                      2
  Investment Review                                               4
  Message from the Manager                                        5
  Financial Information:
    Statement of Assets and Liabilities                           7
    Portfolio of Investments in Securities                        8
    Notes to Portfolio of Investments in Securities              16
    Statement of Operations                                      17
    Statements of Changes in Net Assets                          18
    Notes to Financial Statements                                19

===============================================================================


Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Money Market Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.




                       USAA Family of Funds Summary

       Fund                                             Minimum
     Type/Name                    Volatility           Investment*
     ---------                    ----------           ----------

CAPITAL APPRECIATION
=============================================================================
 Aggressive Growth                Very high              $3,000
 Emerging Markets(1)              Very high              $3,000
 First Start Growth               Moderate to high       $3,000
 Gold(1)                          Very high              $3,000
 Growth                           Moderate to high       $3,000
 Growth & Income                  Moderate               $3,000
 International(1)                 Moderate to high       $3,000
 S&P 500 Index(2)                 Moderate               $3,000
 Science
  & Technology(5)                 Very high              $3,000
 World Growth(1)                  Moderate to high       $3,000

ASSET ALLOCATION
=============================================================================
 Balanced Strategy(1)             Moderate               $3,000
 Cornerstone Strategy(1)          Moderate               $3,000
 Growth and Tax
  Strategy(3)                     Moderate               $3,000
 Growth Strategy(1)               Moderate to high       $3,000
 Income Strategy                  Low to moderate        $3,000

INCOME - TAXABLE
============================================================================
 GNMA                             Low to moderate        $3,000
 Income                           Moderate               $3,000
 Income Stock                     Moderate               $3,000
 Short-Term Bond                  Low                    $3,000

INCOME - TAX EXEMPT
============================================================================
 Long-Term(3)                     Moderate               $3,000
 Intermediate-Term(3)             Low to moderate        $3,000
 Short-Term(3)                    Low                    $3,000
 State Bond Income(3)**           Moderate               $3,000

MONEY MARKET
==========================================================================
 Money Market(4)                  Very low               $3,000
 Tax Exempt
  Money Market(3),(4)             Very low               $3,000
 Treasury Money
  Market Trust(4)                 Very low               $3,000
 State Money Market(3),(4)**      Very low               $3,000


(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(5) This Fund may be more volatile than a fund that diversifies across many industries.

* The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.
** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products offered by USAA Investment Management Company are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.





Message from the President


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA, APPEARS HERE]

"We are now ready to
move to another plateau."

Back in 1980 we began to craft a family of mutual funds that would allow an investor to create a diversified portfolio suited to an individual's appetite for risk. In 1984 we started a brokerage service because we thought some members might want that. The two have grown beyond our dreams. Our fund family now offers 35 investment choices and our Brokerage Service has become a very significant presence in its industry. We are now ready to move to another plateau.

As I write this message, the USAA Investment Management Company is in the process of ending our long and mutually rewarding relationship with BHC Securities, and taking on all of the responsibilities of running our Brokerage Service. The term for this is "self-clearing." It includes our own seat on the Chicago Stock Exchange. Shortly after we achieve self-clearing, we shall also move our mutual fund accounts off of an internal system and onto the facilities of DST Systems, a Kansas City company that processes very much of the mutual fund industry's transactions. These two moves will greatly improve our ability to offer you better service.

Our goal is to give you a single investment account which can hold, track and report to you on almost any type of investment you wish to make. It will offer features such as low-cost loans based upon your investments,(1) easy movement of funds,(2) and a single statement. It will also be tied to other USAA services such as banking, fixed and variable annuities and property and casualty and life insurance. We will make this the only investment account you will need. You'll be hearing more on this in coming months.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board



For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (IMCO), including charges and expenses, please call for a prospectus. Read it carefully before you invest.

USAA Brokerage Services is a discount brokerage service of USAA IMCO, a member of the NASD.

(1) Margin borrowing allows you to buy securities using funds that we will loan you for payment. It can serve as a low-interest loan which can be used for any purpose. Not all securities can be margined, however. Margin borrowing involves additional risks.
(2) An investor should consider the fluctuating values of securities.




Investment Review

MONEY MARKET FUND

OBJECTIVE:   Highest  income   consistent  with   preservation  of  capital  and
maintenance of liquidity.

TYPES OF INVESTMENTS: High-quality debt instruments with maturities of 397 days or less.

                                       7/31/97                  1/31/98
===============================================================================
  Net Assets                      $2,161.7 Million         $2,290.8 Million
  Net Asset Value Per Share            $1.00                    $1.00
===============================================================================


AVERAGE ANNUAL TOTAL RETURNS AND CURRENT YIELD AS OF 1/31/98
===============================================================================
  7/31/97 to 1/31/98      1 Year      5 Years      10 Years      7-day Yield
        2.72%(+)           5.41%       4.73%         5.73%          5.39%
===============================================================================
(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income yield and assumes reinvestment of all dividends. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends. The performance data quoted represent past performance and are not an indication of future results. An investment in this Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.


-----------------------------
7-DAY YIELD COMPARISON GRAPH
-----------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a 7-day yield of the USAA Money Market Fund to the IBC/Donoghue's Money Fund Averages(TM)/First Tier from 01/28/97 to 01/27/98.

                                            IBC/DONOGHUE'S MONEY
                    USAA MONEY               FUND AVERAGES(TM)/
                    MARKET FUND                 FIRST TIER
                    -----------                 ----------
2/25/97                5.13%                       4.73%
3/25/97                5.12%                       4.74%
4/29/97                5.25%                       4.89%
5/27/97                5.30%                       4.93%
6/24/97                5.34%                       4.94%
7/29/97                5.31%                       4.93%
8/26/97                5.28%                       4.93%
9/30/97                5.33%                       4.95%
10/28/97               5.33%                       5.05%
11/25/97               5.41%                       4.96%
12/30/97               5.54%                       5.07%
1/27/98                5.39%*                      4.99%*


Data represent the last Tuesday of each month.

*Ending date 1/27/98

The graph tracks the USAA Money Market Fund's 7-day yield against IBC/Donoghue's Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.



                           Message from the Manager

[PHOTOGRAPH OF PORTFOLIO MANAGER, PAMELA K. BLEDSOE, CFA IS HERE]


A LOOK BACK
With the onset of the first money market fund launched in 1971, individual investors were able to participate in higher yielding short-term instruments previously available only to institutional investors. Over the next ten years, money market fund assets increased more than $100 billion as inflation caused interest rates to skyrocket to near 20% levels in the early 1980s. Cash quickly left lower yielding bank deposits and poured into money market funds. The 1982 deregulation of the banking industry allowed banks to create money market deposit accounts that could pay higher rates over passbook savings accounts and therefore compete against money market mutual funds for assets. By 1990, assets of money market funds exceeded $500 billion even as the country was in the midst of a recession. Since then, assets have continued to grow, surpassing the $1 trillion mark in August 1997.

Regulation has changed the way money market funds are managed. In 1983, the Securities and Exchange Commission adopted Rule 2a-7 of the Investment Company Act of 1940 to reduce the likelihood of deviation of a money market fund's net asset value from $1.00. The "Rule" and its amendments (adopted in 1986, 1991, and 1998) dictate the purchase of high quality securities and limit the weighted average maturity of a money market fund. An impact of this regulation is an extremely competitive money market industry.

CURRENT MARKET CONDITIONS
With the Federal Reserve interest rate policy unchanged since March 1997, the money market arena has been uneventful. Financial markets have focused on the crises in Asia and the impact it may have on the U.S. economy. Growth in the U.S. is expected to slow during 1998, but the economic expansion we have enjoyed since 1991 should continue.

For the twelve months ended January 31, 1998, the USAA Money Market Fund's total return ranked 16 out of 257 funds in the U.S. Money Market category according to IBC/Donoghue's Money Fund Vision Report. At the close of business on January 30, 1998, the average 7-day yield for other money market funds was 4.95% compared to the Fund's yield of 5.39%.



                           PORTFOLIO MIX

A pie chart appears here depicting the Portfolio Mix as of 1/31/98 of the USAA Money Market Fund to be:
Commercial Paper - 14.9%*, CDs - 16.4%*, Variable Rate Demand Notes - 22.3%*, Bonds/Notes - 47.6%*.

* Percentages are of Net Assets and may or may not be equal to 100%.



----------------------------------
CUMULATIVE PERFORMANCE OF $10,000
----------------------------------

A chart in the form of a line graph appears here, illustrating the cumulative performance of a $10,000 investment in the USAA Money Market Fund for the period of 1/31/88 to 1/31/98. The data points from the graph are as follows:


1/31/88          10,000
6/88             10,269
12/88            10,669
06/89            11,151
12/89            11,622
06/90            12,075
12/90            12,548
6/91             12,946
12/91            13,310
06/92            13,585
12/92            13,815
06/93            14,025
12/93            14,231
6/94             14,468
12/94            14,807
6/95             15,239
12/95            15,666
6/96             16,067
12/96            16,487
06/97            16,916
12/97            17,377
1/31/98          17,454

Past performance is no guarantee of future results and the value of your investment will vary according to the USAA Money Market Fund's performance. An investment in this Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will maintain a stable net asset value of $1 per share. For 7-day yield information, please refer to the Fund's Investment Review page.

See page 9 for a complete listing of the Portfolio of Investments in Securities.



MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 1998
(Unaudited)

ASSETS
   Investments in securities                                        $2,318,656
   Cash                                                                 13,709
   Receivables:
      Capital shares sold                                                6,347
      Interest                                                          21,197
                                                                    ----------
         Total assets                                                2,359,909
                                                                    ----------


LIABILITIES
   Securities purchased                                                 57,115
   Capital shares redeemed                                              10,328
   USAA Investment Management Company                                      691
   USAA Transfer Agency Company                                            337
   Accounts payable and accrued expenses                                   316
   Dividends on capital shares                                             278
                                                                    ----------
         Total liabilities                                              69,065
                                                                    ----------
            Net assets applicable to capital shares outstanding     $2,290,844
                                                                    ==========


REPRESENTED BY:
   Paid-in capital                                                  $2,290,844
                                                                    ==========
   Capital shares outstanding                                        2,290,844
                                                                    ==========
   Net asset value, redemption price, and offering price per share  $     1.00
                                                                    ==========

See accompanying notes to financial statements.



CATEGORIES AND DEFINITIONS
PORTFOLIO OF INVESTMENT IN SECURITIES

January 31, 1998
(Unaudited)


Fixed Rate Instruments - consist of commercial paper, certificates of deposit, banker's acceptances, and notes. The interest rate is constant to maturity.

Put Bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date.

Variable Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The VRDN's effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with regulatory requirements. Most VRDNs possess a credit enhancement.

Variable Rate Notes - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. However, these securities do not offer the right to sell the security at face value prior to maturity.

Credit Enhancement (CRE) - adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the provider of the credit enhancement, rather than the credit standing of the issuer.

PORTFOLIO DESCRIPTION  ABBREVIATIONS
    BA   Bankers  Acceptance
    CD   Certificate  of Deposit
    COP  Certificate of Participation
    CP   Commercial Paper
    CRE  Credit Enhanced
    DEB  Debentures
    IDA  Industrial Development Authority/Agency
    IDB  Industrial Development Board
    MTN  Medium-Term Note
    RB   Revenue Bond




MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
(IN THOUSANDS)

January 31, 1998
(Unaudited)


  Principal                                    Coupon
   Amount              Security                 Rate    Maturity     Value
   ------              --------                 ----    --------     -----

                         FIXED RATE INSTRUMENTS (40.6%)
            Auto Parts
$  23,000   Bridgestone/Firestone Inc., CP (CRE)5.75%   2/02/98   $ 22,992
--------------------------------------------------------------------------

            Banks - Major Regional
   30,000   Bank of America National Trust and
             Savings Assn., Bank Notes          5.52    4/27/98      30,001
   25,000   BankBoston N. A., Bank Notes        5.80    4/24/98      25,000
   11,400   Barnett Bank, Inc., MTN             6.25    7/28/98      11,421
   20,000   First National Bank of Boston,
             Bank Notes                         6.28    4/08/98      20,000
   25,000   Huntington National Bank, MTN       5.80    9/22/98      24,992
   25,000   National Bank of Canada, CD         6.00    3/06/98      25,000
   15,000   National Bank of Canada, CD         5.99    3/16/98      15,000
   17,000   Norwest Corp. MTN, Series G         6.00   10/13/98      17,008
---------------------------------------------------------------------------
                                                                    168,422
---------------------------------------------------------------------------

            Banks - Money Center
   20,000   Bankers Trust Co., CD               6.16    6/02/98      19,998
   25,000   Banque Nationale de Paris, CD       5.75    2/26/98      24,999
   30,000   Banque Nationale de Paris, CD       5.89   10/15/98      29,990
   25,000   Banque Paribas, CD                  5.53    4/27/98      24,999
   25,000   Barclays Bank PLC, CD               5.94    6/30/98      24,992
   25,000   Canadian Imperial Bank of
             Commerce, CD                       5.69    3/02/98      25,000
   25,000   Canadian Imperial Bank of
             Commerce, CD                       5.82    9/30/98      24,987
   40,000   First Tennessee Bank, CD            5.50    4/15/98      39,996
    5,600   Sanwa Bank Ltd., BA                 6.11    2/17/98       5,584
   15,000   Sanwa Bank Ltd., BA                 6.11    2/18/98      14,954
   25,000   Sanwa Bank Ltd., CD                 6.18    2/18/98      25,000
   25,000   Societe Generale, CD                5.88    8/07/98      24,994
   30,000   Societe Generale, CD                5.95    8/28/98      29,991
   15,000   Societe Generale, CD                5.90   10/20/98      14,988
   25,000   Standard Charter Bank PLC, CD       5.79    4/23/98      25,001
   35,000   Unifunding, Inc., CP                5.47    2/13/98      34,931
---------------------------------------------------------------------------
                                                                    390,404
---------------------------------------------------------------------------

           Electric
    8,000  Florida Power & Light Co., MTN,
            Series 1993B                        5.50    3/11/98       7,998
   20,500  National Rural Utilities Corp.,
            MTN, Series C                       6.37   12/15/98      20,581
---------------------------------------------------------------------------
                                                                     28,579
---------------------------------------------------------------------------

            Electric/Gas Utilities
   24,418   Cogentrix of Richmond, Inc.,
             CP (CRE)                           5.48    2/17/98      24,355
   27,291   Cogentrix of Richmond, Inc.,
             CP (CRE)                           5.49    2/19/98      27,212
---------------------------------------------------------------------------
                                                                     51,567
---------------------------------------------------------------------------

            Finance - Consumer
   30,000   Aristar, Inc., CP                   5.54    2/10/98      29,954
   35,000   Aristar, Inc., CP                   5.55    2/25/98      34,865
    5,000   Chrysler Financial Corp., MTN       6.82    5/26/98       5,015
   16,320   Commercial Credit Corp.,
             Senior Notes                       8.50    2/15/98      16,337
   12,709   Ford Motor Credit Co. Global
             Notes                              5.63   12/15/98      12,680
   35,000   General Motors Acceptance Corp.,
             CP                                 5.50    2/05/98      34,973
   25,000   Yamaha Motor Finance Corp., CP
             (CRE)                              5.78    2/17/98      24,932
---------------------------------------------------------------------------
                                                                    158,756
---------------------------------------------------------------------------

            Finance - Diversified
   56,584   General Electric Capital Corp., CP  5.62    2/02/98      56,566
   14,863   General Electric Capital Corp., CP  5.57    2/05/98      14,852
   27,430   General Electric Capital Corp., CP  5.62    2/11/98      27,383
---------------------------------------------------------------------------
                                                                     98,801
---------------------------------------------------------------------------

            Healthcare - Miscellaneous
    9,900   Medical Building Funding V LLC, CP,
             Series 1994 (CRE)                  5.85    2/05/98       9,892
---------------------------------------------------------------------------
            Total fixed rate instruments (cost: $929,413)           929,413
---------------------------------------------------------------------------

                                PUT BONDS (18.2%)
            Broadcasting - Radio & TV
   28,700   New Jersey Economic Development
             Auth. RB (CRE)                     5.72   10/01/21      28,700(a)
---------------------------------------------------------------------------

            Education
   47,235   DeKalb County, GA, IDA RB,
             Series 1994B                       5.85   10/01/24      47,235
---------------------------------------------------------------------------

            Electric
   54,700   IDA of New Hampshire, Pollution Control RB,
             Series E (CRE)                     5.85    5/01/21      54,700
   55,000   IDB of Columbia, AL, RB,
             Series 1997                        5.90   11/01/21      55,000(a)
---------------------------------------------------------------------------
                                                                    109,700
---------------------------------------------------------------------------

            General Obligations
   39,200   Cleveland, OH, Taxable Notes,
             Series 1994 (CRE)                  5.61    5/15/24      39,200
---------------------------------------------------------------------------

            Healthcare - Specialized Services
   25,350   Central Plains Clinic Ltd. RB,
             Series 1996 (CRE)                  5.58    9/01/17      25,350
   14,150   Central Plains Clinic Ltd. RB,
             Series 1997 (CRE)                  5.58   10/16/17      14,150
---------------------------------------------------------------------------
                                                                     39,500
---------------------------------------------------------------------------

            Leisure Time
    9,360   Sault Ste. Marie Tribe Building Auth., RB,
             Series 1996B (CRE)                 6.31    6/01/03       9,360
---------------------------------------------------------------------------

            Nursing / Continuing Care Centers
    7,000   Bexar County, TX, Health Facilities
             Development RB (CRE)               5.95    2/01/22       7,000
    7,000   Bexar County, TX, Health Facilities
             Development RB (CRE)               5.98    2/01/22       7,000
---------------------------------------------------------------------------
                                                                     14,000
---------------------------------------------------------------------------

            Oil - Domestic Integrated
   45,000   Madison County, IL, RB,
             Series 1997A                       5.86   12/01/37      45,000(a)
---------------------------------------------------------------------------

            Oil - International Integrated
   18,660   Lower Neches Valley Auth., TX, RB,
             Series 1995A                       5.55    5/01/30      18,660
---------------------------------------------------------------------------

            Oil & Gas -  Refining/Manufacturing
   39,000   IDB  of the  Parish  of  Calcasieu,
             LA, Inc. Environmental RB,
              Series 1996 (CRE)                 5.86    7/01/26      39,000
---------------------------------------------------------------------------

            Paper & Forest Products
   10,000   IDA of Bedford County, VA, RB,
             Series 1995B (CRE)                 5.90   12/01/25      10,000
   18,000   IDA of Bedford County, VA, RB,
             Series 1995C (CRE)                 5.90   12/01/25      18,000
---------------------------------------------------------------------------
                                                                     28,000
---------------------------------------------------------------------------
            Total put bonds (cost: $418,355)                        418,355
---------------------------------------------------------------------------


                  VARIABLE RATE DEMAND NOTES (22.3%)
            Appropriated Debt
   10,000   City of Gardena, CA, COP,
             Series 1995 (CRE)                  6.15   7/01/25       10,000
    9,135   City of Gardena, CA, COP,
             Series 1996 (CRE)                  6.15  11/01/19        9,135
---------------------------------------------------------------------------
                                                                     19,135
---------------------------------------------------------------------------

            Asset Backed Securities
    8,885   Capital One Funding Corp., Notes,
             Series 1993A (CRE)                 5.56   6/02/08        8,885
   20,072   Capital One Funding Corp., Notes,
             Series 1995C (CRE)                 5.56   10/01/15      20,072
   22,503   Capital One Funding Corp., Notes,
             Series 1996E (CRE)                 5.56    7/02/18      22,503
---------------------------------------------------------------------------
                                                                     51,460
---------------------------------------------------------------------------

            Auto Parts
   14,800   Alabama IDA RB (Rehau Project) (CRE)5.64   10/01/19      14,800
    9,255   Bardstown, KY, RB, Series 1994 (CRE)5.61    6/01/24       9,255
   11,000   Bardstown, KY, RB, Series 1995 (CRE)5.61    3/01/25      11,000
---------------------------------------------------------------------------
                                                                     35,055
---------------------------------------------------------------------------

            Building Material Group
    7,400   San Bernardino County, CA, COP (CRE)6.00   11/01/25       7,400
---------------------------------------------------------------------------

            Chemicals
    9,735   Wyckoff Chemical Company, Inc.,
             Demand Note, Series 1997 (CRE)     5.60    2/01/27      9,735
--------------------------------------------------------------------------

            Community Service
   10,000   San Jose, CA, Financing Auth. RB,
             Taxable Series A (CRE)             5.85   12/01/25     10,000
--------------------------------------------------------------------------

            Finance - Diversified
   21,800   KBL Capital Fund, Inc., Installment #1 Notes,
             Series A (CRE)                     5.60    5/01/27     21,800
--------------------------------------------------------------------------

            General Obligations
   16,045   San Bernardino County, CA, COP,
             Glen Helen Project,
              Series D (CRE)                    5.88    3/01/24     16,045
--------------------------------------------------------------------------

            Healthcare - Diversified
   27,750   Wenatchee Valley Clinic, P.S., WA,
             Taxable Bonds, Series 1996 (CRE)   5.59   11/12/17     27,750
--------------------------------------------------------------------------

            Healthcare - Specialized Services
    6,900   Mason City Clinic, P.C., IA, Bonds,
             Series 1992 (CRE)                  5.68    9/01/22      6,900
    9,260   Navigator Ventures, LLC, Notes,
             Series 1997 (CRE)                  5.60    5/01/27      9,260
--------------------------------------------------------------------------
                                                                    16,160
--------------------------------------------------------------------------

            Hospitals
   20,000   Crouse Health Hospital, Inc. RB,
             Series 1996 (CRE)                  5.70    7/01/17     20,000
   15,800   Dome Corp., Bonds, Series
             1991 (CRE)                         5.67    8/31/16     15,800
--------------------------------------------------------------------------
                                                                    35,800
--------------------------------------------------------------------------

            Leisure Time
   10,500   BSL Golf of California, Inc.,
             RB (CRE)                           5.77    1/01/23     10,500
    9,000   Fox Valley Ice Arena, IL, Taxable
             RB, Series 1997 (CRE)              5.75    7/01/27      9,000
   14,390   Greenville Memorial Auditorium
             District Public Facilities,
              SC, COP, Series 1996C (CRE)       5.75    9/01/14     14,390
--------------------------------------------------------------------------
                                                                    33,890
--------------------------------------------------------------------------

            Machinery - Diversified
   23,800   DSL Funding Corp., Notes (CRE)      5.71   12/01/09     23,800
--------------------------------------------------------------------------

            Multi-family Housing
   12,155   Arbor Properties, Inc., Notes (CRE) 5.85   11/01/21     12,155
    6,225   Arbor Properties, Inc., Notes (CRE) 5.85    6/01/22      6,225
--------------------------------------------------------------------------
                                                                    18,380
--------------------------------------------------------------------------

            Nursing / Continuing Care Centers
    9,200   Assisted Living Funding LLC, Bonds,
             Series 1997 (CRE)                  5.65   10/01/17      9,200
   32,600   Lincolnwood Funding Corp. RB,
             Series 1995A (CRE)                 5.67    8/01/15     32,600
   10,575   Missouri Health and Educational
             Facilities Auth. RB, Series
             1996B (CRE)                        5.70   12/01/16     10,575
--------------------------------------------------------------------------
                                                                    52,375
--------------------------------------------------------------------------

            Real Estate - Other
   16,275   First Illinois Funding Corp. Project, RB,
             Series 1996 (CRE)                  5.75    9/01/26     16,275
   17,200   H/M Partners, LLC, Bond (CRE)       5.85   10/01/20     17,200
   13,945   HGR-1, LLC, Notes, Series 1996
             (CRE)                              5.59    9/15/46     13,945
   12,000   Houston County, GA, Development
             Authority Industrial RB (CRE)      5.68    8/01/12     12,000
   25,000   LAM Funding LLC, Notes, Series A
             (CRE)                              5.60   12/15/27     25,000
    7,000   PRA at Glenwood Hills Corporate
             Centre, LLC, Notes, Series 1997
              (CRE)                             5.60    8/01/27      7,000
    9,260   Shepherd Capital, LLC, Taxable
             Notes, Series 1997 (CRE)           5.59    7/15/47      9,260
--------------------------------------------------------------------------
                                                                   100,680
--------------------------------------------------------------------------

            Special Assessment/Tax/Fee
   21,500   County of Cuyahoga, OH, RB,
             Series 1992B (CRE)                 5.58    6/01/22     21,500
--------------------------------------------------------------------------

            Textiles - Home Furnishings
   10,000   Alabama IDA RB (Fieldcrest
             Project) (CRE)                     5.85    7/01/21     10,000
--------------------------------------------------------------------------
            Total variable rate demand notes
            (cost: $510,965)                                       510,965
--------------------------------------------------------------------------

                           VARIABLE RATE NOTES (20.1%)
            Banks - Major Regional
   10,000   American Express Centurion Bank,
             Bank Notes                         5.66   6/25/98      10,004
   40,000   American Express Centurion Bank,
             Bank Notes                         5.53   1/14/99      40,000
   18,000   Barnett Bank, Inc., MTN             6.03  12/28/98      18,029
   10,000   Household Bank, Bank Notes          5.99   6/15/98      10,003
   15,000   Huntington National Bank, MTN       5.71   1/13/99      15,010
   35,000   Long Lane Master Trust, Notes,
             Series 1997C                       5.78  11/02/98      35,000(b)
   14,800   Long Lane Master Trust, Notes,
             Series 1998A                       5.62   1/20/99      14,800(b)
   15,000   Mercantile Safe Deposit &
             Trust, CD                          5.82   2/03/98      15,000
   17,000   SouthTrust Bank, Bank Notes         5.57   9/08/98      16,995
---------------------------------------------------------------------------
                                                                    174,841
---------------------------------------------------------------------------

            Finance - Consumer
   30,000   American Honda Finance Corp., MTN   5.82    4/06/98      29,999(a)
   40,000   American Honda Finance Corp., MTN   5.75    8/01/98      40,000(a)
   25,000   American Honda Finance Corp., MTN   5.62   10/22/98      25,000(a)
   15,000   American Honda Finance Corp., MTN   5.63    1/21/99      15,000(a)
   25,000   Chrysler Financial Corp., MTN       6.13    2/02/98      25,000
   50,000   General Motors Acceptance
             Corp., MTN                         5.75    1/29/99      50,084
   25,000   Household Finance Corp., MTN        5.97    6/03/98      25,000
   30,000   Household Finance Corp., MTN        5.58    1/21/99      30,000
---------------------------------------------------------------------------
                                                                    240,083
---------------------------------------------------------------------------

            Leasing
   25,000   PHH Corp., MTN                      5.62    6/11/98      24,999
   20,000   PHH Corp., MTN                      5.59    7/27/98      20,000
---------------------------------------------------------------------------
                                                                     44,999
---------------------------------------------------------------------------

            Total variable rate notes (cost: $459,923)              459,923
---------------------------------------------------------------------------

            Total investments (cost: $2,318,656)                 $2,318,656
===========================================================================


                          PORTFOLIO SUMMARY BY INDUSTRY
                          -----------------------------

            Finance - Consumer                             17.4
            Banks - Money Center                           17.0
            Banks - Major Regional                         15.0
            Electric                                        6.0
            Finance - Diversified                           5.3
            Real Estate - Other                             4.4
            Nursing / Continuing  Care Centers              2.9
            Auto Parts                                      2.5
            General  Obligations                            2.4
            Healthcare  -  Specialized  Services            2.4
            Electric/Gas  Utilities                         2.3
            Asset Backed  Securities                        2.2
            Education                                       2.1
            Leasing                                         2.0
            Oil  -  Domestic  Integrated                    2.0
            Leisure   Time                                  1.9
            Oil  &  Gas  -   Refining/Manufacturing         1.7
            Hospitals                                       1.6
            Broadcasting  - Radio & TV                      1.3
            Healthcare -  Diversified                       1.2
            Paper & Forest Products                         1.2
            Machinery - Diversified                         1.0
            Other                                           5.4
                                                         ------
            Total                                        101.2%
                                                         ======



MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

January 31, 1998
(Unaudited)

GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. Investments in U.S. dollar denominated securities issued by domestic branches or subsidiaries of foreign banks or companies were 14.6% of net assets at January 31, 1998.

SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(b) Securities are exempt from registration under the Securities Act of 1933. Any resale of these securities may occur in exempt transactions in the United States to a qualified institutional buyer as defined by Rule 144A. These securities have been determined to be illiquid by the Manager and are being valued using methods determined by the Manager under general supervision of the Company's Board of Directors. At January 31, 1998, these securities represented 2.2% of the Fund's net assets.

See accompanying notes to financial statements.



MONEY MARKET FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 1998
(Unaudited)


Net investment income:
   Interest income                                                     $64,535
                                                                       -------
   Expenses:
      Management fees                                                    2,677
      Transfer agent's fees                                              1,946
      Custodian's fees                                                     329
      Postage                                                              173
      Shareholder reporting fees                                            97
      Directors' fees                                                        2
      Registration fees                                                    104
      Professional fees                                                     26
      Other                                                                 33
                                                                       -------
         Total expenses before reimbursement                             5,387
      Expenses reimbursed                                                 (397)
                                                                       -------
         Total expenses after reimbursement                              4,990
                                                                       -------
            Net investment income                                      $59,545
                                                                       =======


See accompanying notes to financial statements.



MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 1998
and Year ended July 31, 1997
(Unaudited)


                                                       1/31/98        7/31/97
                                                       -------        -------
From operations:
   Net investment income                             $   59,545     $  103,156
                                                     ----------     ----------
Distributions to shareholders from:
   Net investment income                                (59,545)      (103,156)
                                                     ----------     ----------
From capital share transactions:
   Proceeds from shares sold                          1,594,629      2,797,676
   Dividend reinvestments                                57,462         99,655
   Cost of shares redeemed                           (1,522,938)    (2,564,389)
                                                     ----------     ----------
      Increase in net assets from capital
       share transactions                               129,153        332,942
                                                     ----------     ----------
Net increase in net assets                              129,153        332,942
Net assets:
   Beginning of period                                2,161,691      1,828,749
                                                     ----------     ----------
   End of period                                     $2,290,844     $2,161,691
                                                     ==========     ==========
Change in shares outstanding:
   Shares sold                                        1,594,629      2,797,676
   Shares issued for dividends reinvested                57,462         99,655
   Shares redeemed                                   (1,522,938)    (2,564,389)
                                                     ----------     ----------
      Increase in shares outstanding                    129,153        332,942
                                                     ==========     ==========
 Authorized shares of $.01 par value                  3,000,000      3,000,000
                                                     ==========     ==========

See accompanying notes to financial statements.



MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

January 31, 1998
(Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity. USAA Investment Management Company (the Manager) seeks to achieve this objective by investing the Fund's assets in high-quality, U.S. dollar-denominated debt securities of domestic and foreign issuers which have been determined to present minimal credit risk.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 of the Securities and Exchange Commission, securities in the Fund are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

2. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Company's Board of Directors.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)  LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 1998.

(3)  DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. All net investment income available for distribution was distributed at January 31, 1998. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4)  INVESTMENT TRANSACTIONS
Purchases and sales/maturities of securities for the six-month period ended January 31, 1998 were $ 10,259,578,552 and $10,162,093,000, respectively.

(5)  TRANSACTIONS WITH MANAGER
A. Management fees - The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company. The Fund's management fees are computed at .24% of its annual average net assets.

The Manager has voluntarily agreed to limit the annual expenses of the Fund to .45% of its annual average net assets through July 31, 1998.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(6)  TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 1998, the Association and its affiliates (including related employee benefit plans) owned 18,081,711 shares (.8%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(7)  FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:

                                Six-Month
                              Period Ended            Year Ended July 31,
                                January 31,    ---------------------------------
                                   1998           1997        1996          1995
                                   ----           ----        ----          ----
Net asset value at
   beginning of period           $     1.00   $     1.00   $     1.00     $     1.00
Net investment income                   .03          .05          .05            .05
Distributions from net
   investment income                   (.03)        (.05)        (.05)          (.05)
                                 ----------   ----------   ----------     ----------
Net asset value at
   end of period                 $     1.00   $     1.00   $     1.00     $     1.00
                                 ==========   ==========   ==========     ==========
Total return (%) *                     2.72         5.28         5.41           5.49
Net assets at
   end of period (000)           $2,290,844   $2,161,691   $1,828,749     $1,540,055
Ratio of expenses to
   average net assets (%)               .45(a)       .45          .45            .45
Ratio of expenses to
   average net assets
   excluding reimbursement (%)          .48(a)       .49          .51            .46
Ratio of net investment
   income to average
   net assets (%)                      5.34(a)      5.16         5.27           5.44




                                 Ten-Month
                                Period Ended     Year Ended
                                  July 31,      September 30,
                                    1994            1993
                                    ----            ----

Net asset value at
   beginning of period           $     1.00      $    1.00
Net investment income                   .03            .03
Distributions from net
   investment income                   (.03)          (.03)
                                 ----------      ---------
Net asset value at
   end of period                 $     1.00      $    1.00
                                 ==========      =========
Total return (%) *                     2.74           3.09
Net assets at
   end of period (000)           $1,006,020      $ 813,784
$813,784
Ratio of expenses to
   average net assets (%)               .46(a)         .48
Ratio of expenses to
   average net assets
   excluding reimbursement (%)        -               -
Ratio of net investment
   income to average
   net assets (%)                      3.28(a)        3.05



  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.



===============================================================================

                                    Directors
                     Robert G. Davis, Chairman of the Board
           Michael J.C. Roth, President and Vice Chairman of the Board
                      John W. Saunders, Jr., Vice President
                               Barbara B. Dreeben
                             Howard L. Freeman, Jr.
                                 Robert L. Mason
                                Richard A. Zucker

                 Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288


                                 Transfer Agent
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                                    Custodian
                       State Street Bank and Trust Company
                                  P.O. Box 1713
                           Boston, Massachusetts 02105

                                  Legal Counsel
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

                              Independent Auditors
                              KPMG Peat Marwick LLP
                           112 East Pecan, Suite 2400
                            San Antonio, Texas 78205



                              Telephone Assistance
                          Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                   For Additional Information On Mutual Funds
                    1-800-531-8181, (in San Antonio) 456-7211
                 For account servicing, exchanges or redemptions
                    1-800-531-8448, (in San Antonio) 456-7202

                        Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                    1-800-531-8066, (in San Antonio) 498-8066

                            Mutual Fund Touchline(Registered Trademark)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                    1-800-531-8777, (in San Antonio) 498-8777

===============================================================================